HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.9%
	ADVERTISING & MARKETING - 0.2%
9,095	Trade Desk, Inc. (The), Class A(a)	$ 629,829

	AUTOMOTIVE - 4.9%
11,713	Lucid Group, Inc.(a)	297,510
3,548	Rivian Automotive, Inc.(a)	178,252
15,208	Tesla, Inc.(a)	16,388,141
		16,863,903
	BEVERAGES - 1.9%
16,475	Keurig Dr Pepper, Inc.	624,403
7,833	Monster Beverage Corporation(a)	625,857
32,197	PepsiCo, Inc.	5,389,133
		6,639,393
	BIOTECH & PHARMA - 3.0%
11,823	Amgen, Inc.	2,859,038
3,056	Biogen, Inc.(a)	643,594
1,626	BioNTech S.E. - ADR(a)	277,331
26,596	Gilead Sciences, Inc.	1,581,132
7,556	Moderna, Inc.(a)	1,301,597
2,155	Regeneron Pharmaceuticals, Inc.(a)	1,505,095
2,908	Seagen, Inc.(a)	418,897
5,297	Vertex Pharmaceuticals, Inc.(a)	1,382,358
		9,969,042
	CABLE & SATELLITE - 1.8%
2,515	Charter Communications, Inc., Class A(a)	1,371,983
98,494	Comcast Corporation, Class A	4,611,489
15,852	Sirius XM Holdings, Inc.	104,940
		6,088,412
	COMMERCIAL SUPPORT SERVICES - 0.2%
1,832	Cintas Corporation	779,314

	DIVERSIFIED INDUSTRIALS - 0.8%
14,364	Honeywell International, Inc.	2,794,947

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	E-COMMERCE DISCRETIONARY - 6.1%
5,632	Amazon.com, Inc.(a)	$ 18,360,038
12,579	eBay, Inc.	720,274
2,750	Etsy, Inc.(a)	341,770
1,002	MercadoLibre, Inc.(a)	1,191,859
9,315	Pinduoduo, Inc. - ADR(a)	373,624
		20,987,565
	ELECTRIC UTILITIES - 0.9%
10,582	American Electric Power Company, Inc.	1,055,765
6,523	Constellation Energy Corporation	366,919
19,982	Exelon Corporation	951,743
11,245	Xcel Energy, Inc.	811,552
		3,185,979
	ENTERTAINMENT CONTENT - 0.6%
16,307	Activision Blizzard, Inc.	1,306,354
5,987	Electronic Arts, Inc.	757,415
		2,063,769
	FOOD - 0.7%
14,110	Kraft Heinz Company (The)	555,793
29,201	Mondelez International, Inc., Class A	1,833,239
		2,389,032
	INDUSTRIAL SUPPORT SERVICES - 0.2%
11,942	Fastenal Company	709,355

	INTERNET MEDIA & SERVICES - 10.0%
6,757	Airbnb, Inc., CLASS A(a)	1,160,582
2,655	Alphabet, Inc., Class A(a)	7,384,484
2,658	Alphabet, Inc., Class C(a)	7,423,767
827	Booking Holdings, Inc.(a)	1,942,168
5,469	Match Group, Inc.(a)	594,699
56,250	Meta Platforms, Inc., Class A(a)	12,507,750
9,206	Netflix, Inc.(a)	3,448,476
2,443	Roku, Inc.(a)	306,035
		34,767,961

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	LEISURE FACILITIES & SERVICES - 0.9%
5,768	Marriott International, Inc., Class A(a)	$ 1,013,726
24,790	Starbucks Corporation	2,255,146
		3,268,872
	MEDICAL EQUIPMENT & DEVICES - 1.7%
1,572	Align Technology, Inc.(a)	685,392
1,951	DexCom, Inc.(a)	998,132
1,769	IDEXX Laboratories, Inc.(a)	967,749
3,294	Illumina, Inc.(a)	1,150,924
7,367	Intuitive Surgical, Inc.(a)	2,222,476
		6,024,673
	RETAIL - CONSUMER STAPLES - 2.1%
10,970	Costco Wholesale Corporation	6,317,074
15,253	Walgreens Boots Alliance, Inc.	682,877
		6,999,951
	RETAIL - DISCRETIONARY - 0.7%
2,467	Lululemon Athletica, Inc.(a)	901,022
1,368	O'Reilly Automotive, Inc.(a)	937,026
7,185	Ross Stores, Inc.	649,955
		2,488,003
	SEMICONDUCTORS - 13.8%
35,401	Advanced Micro Devices, Inc.(a)	3,870,745
10,796	Analog Devices, Inc.	1,783,283
17,837	Applied Materials, Inc.	2,350,917
8,742	Broadcom, Inc.	5,504,663
83,213	Intel Corporation	4,124,036
3,092	KLA Corporation	1,131,858
2,836	Lam Research Corporation	1,524,662
16,686	Marvell Technology, Inc.	1,196,553
11,038	Microchip Technology, Inc.	829,395
23,277	Micron Technology, Inc.	1,813,046
52,369	NVIDIA Corporation	14,289,405
5,388	NXP Semiconductors N.V.	997,211
26,007	QUALCOMM, Inc.	3,974,390
3,461	Skyworks Solutions, Inc.	461,282

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	SEMICONDUCTORS - 13.8% (Continued)
19,125	Texas Instruments, Inc.	$ 3,509,055
		47,360,501
	SOFTWARE - 13.8%
10,266	Adobe, Inc.(a)	4,677,395
1,764	ANSYS, Inc.(a)	560,335
2,931	Atlassian Corp plc, Class A(a)	861,216
4,505	Autodesk, Inc.(a)	965,647
5,692	Cadence Design Systems, Inc.(a)	936,106
4,292	Crowdstrike Holdings, Inc., Class A(a)	974,627
4,937	Datadog, Inc.(a)	747,807
3,951	DocuSign, Inc.(a)	423,231
2,870	Fortinet, Inc.(a)	980,794
5,810	Intuit, Inc.	2,793,680
94,579	Microsoft Corporation	29,159,651
3,368	Okta, Inc.(a)	508,433
1,962	Palo Alto Networks, Inc.(a)	1,221,365
3,159	Synopsys, Inc.(a)	1,052,800
3,953	Workday, Inc., Class A(a)	946,585
4,377	Zoom Video Communications, Inc., Class A(a)	513,116
1,749	Zscaler, Inc.(a)	421,999
		47,744,787
	TECHNOLOGY HARDWARE - 11.4%
196,808	Apple, Inc.	34,364,645
87,813	Cisco Systems, Inc.	4,896,453
		39,261,098
	TECHNOLOGY SERVICES - 2.6%
8,819	Automatic Data Processing, Inc.	2,006,675
11,251	Cognizant Technology Solutions Corporation, Class A	1,008,877
2,476	Coinbase Global, Inc., Class A(a)	470,093
8,125	CoStar Group, Inc.(a)	541,206
12,793	Fiserv, Inc.(a)	1,297,210
6,687	Paychex, Inc.	912,575
24,568	PayPal Holdings, Inc.(a)	2,841,290
		9,077,926

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	TELECOMMUNICATIONS - 0.5%
12,476	T-Mobile US, Inc.(a)	$ 1,601,295

	TRANSPORTATION & LOGISTICS - 0.7%
46,578	CSX Corporation	1,744,346
2,270	Old Dominion Freight Line, Inc.	678,004
		2,422,350
	TRANSPORTATION EQUIPMENT - 0.2%
6,545	PACCAR, Inc.	576,418

	WHOLESALE - DISCRETIONARY - 0.2%
4,324	Copart, Inc.(a)	542,532

	TOTAL COMMON STOCKS (Cost $264,169,604)	275,236,907

Shares		Fair Value
	EXCHANGE-TRADED FUND — 19.0%
	EQUITY - 19.0%
910,000	ProShares Ultra QQQ(a)	65,447,200

	TOTAL EXCHANGE-TRADED FUND (Cost $65,456,300)	65,447,200

	TOTAL INVESTMENTS - 98.9% (Cost $329,625,904)	$ 340,684,107
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	3,728,578
	NET ASSETS - 100.0%	$ 344,412,685

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	- Non-income producing security.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3%
	ADVERTISING & MARKETING - 0.1%
3,667	Trade Desk, Inc. (The), Class A(a)	$ 253,940

	AEROSPACE & DEFENSE - 1.2%
4,547	Boeing Company(a)	870,751
1,841	General Dynamics Corporation	444,012
1,470	L3Harris Technologies, Inc.	365,251
1,740	Lockheed Martin Corporation	768,036
1,050	Northrop Grumman Corporation	469,581
11,420	Raytheon Technologies Corporation	1,131,379
402	TransDigm Group, Inc.(a)	261,919
		4,310,929
	APPAREL & TEXTILE PRODUCTS - 0.4%
9,858	NIKE, Inc., Class B	1,326,492
1,646	VF Corporation	93,592
		1,420,084
	ASSET MANAGEMENT - 1.0%
867	Ameriprise Financial, Inc.	260,412
3,255	Apollo Global Management, Inc.	201,777
1,068	BlackRock, Inc.	816,134
5,272	Blackstone, Inc.	669,228
11,720	Charles Schwab Corporation (The)	988,113
4,630	KKR & Company, Inc.	270,716
1,608	T Rowe Price Group, Inc.	243,114
		3,449,494
	AUTOMOTIVE - 2.5%
31,122	Ford Motor Company	526,273
10,202	General Motors Company(a)	446,235
17,181	Stellantis N.V.	279,535
6,932	Tesla, Inc.(a)	7,469,924
		8,721,967
	BANKING - 2.9%
53,546	Bank of America Corporation	2,207,166
15,176	Citigroup, Inc.	810,398
5,125	Fifth Third Bancorp	220,580

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	BANKING - 2.9% (Continued)
1,446	First Republic Bank	$ 234,397
22,359	JPMorgan Chase & Company	3,047,978
3,160	PNC Financial Services Group, Inc. (The)	582,862
406	SVB Financial Group(a)	227,137
9,844	Truist Financial Corporation	558,155
10,313	US Bancorp	548,136
29,820	Wells Fargo & Company	1,445,077
		9,881,886
	BEVERAGES - 1.3%
1,397	Brown-Forman Corporation, Class B	93,627
29,730	Coca-Cola Company (The)	1,843,260
1,207	Constellation Brands, Inc., Class A	277,996
6,388	Keurig Dr Pepper, Inc.	242,105
3,072	Monster Beverage Corporation(a)	245,453
10,625	PepsiCo, Inc.	1,778,413
		4,480,854
	BIOTECH & PHARMA - 5.0%
13,230	AbbVie, Inc.	2,144,715
4,334	Amgen, Inc.	1,048,048
1,130	Biogen, Inc.(a)	237,978
798	BioMarin Pharmaceutical, Inc.(a)	61,526
16,473	Bristol-Myers Squibb Company	1,203,023
6,416	Eli Lilly & Company	1,837,350
9,904	Gilead Sciences, Inc.	588,793
22,375	Johnson & Johnson	3,965,522
19,156	Merck & Company, Inc.	1,571,750
2,888	Moderna, Inc.(a)	497,487
42,907	Pfizer, Inc.	2,221,295
753	Regeneron Pharmaceuticals, Inc.(a)	525,910
489	Seagen, Inc.(a)	70,440
1,913	Vertex Pharmaceuticals, Inc.(a)	499,236
3,513	Viatris, Inc.	38,221
3,469	Zoetis, Inc.	654,219
		17,165,513

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	CABLE & SATELLITE - 0.6%
930	Charter Communications, Inc., Class A(a)	$ 507,334
34,351	Comcast Corporation, Class A	1,608,313
621	Liberty Broadband Corporation - Series C(a)	84,034
		2,199,681
	CHEMICALS - 0.8%
1,679	Air Products and Chemicals, Inc.	419,599
5,256	Corteva, Inc.	302,115
5,919	Dow, Inc.	377,159
4,084	DuPont de Nemours, Inc.	300,501
1,946	Ecolab, Inc.	343,586
1,864	International Flavors & Fragrances, Inc.	244,799
1,906	LyondellBasell Industries N.V., Class A	195,975
1,865	PPG Industries, Inc.	244,446
1,802	Sherwin-Williams Company (The)	449,814
		2,877,994
	COMMERCIAL SUPPORT SERVICES - 0.3%
671	Cintas Corporation	285,437
1,581	Republic Services, Inc.	209,483
3,100	Waste Management, Inc.	491,349
		986,269
	CONTAINERS & PACKAGING - 0.1%
2,565	Ball Corporation	230,850

	DATA CENTER REIT - 0.2%
2,250	Digital Realty Trust, Inc.	319,050
681	Equinix, Inc.	505,043
		824,093
	DIVERSIFIED INDUSTRIALS - 1.1%
4,348	3M Company	647,330
3,135	Eaton Corp PLC	475,768
4,578	Emerson Electric Company	448,873
8,437	General Electric Company	771,986
5,240	Honeywell International, Inc.	1,019,598

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.1% (Continued)
2,112	Illinois Tool Works, Inc.	$ 442,253
		3,805,808
	E-COMMERCE DISCRETIONARY - 3.5%
3,709	Amazon.com, Inc.(a)	12,091,154
4,782	eBay, Inc.	273,817
		12,364,971
	ELECTRIC UTILITIES - 1.8%
1,186	Ameren Corporation	111,199
3,901	American Electric Power Company, Inc.	389,203
1,364	CMS Energy Corporation	95,398
2,607	Consolidated Edison, Inc.	246,831
1,635	Constellation Energy Corporation	91,969
6,208	Dominion Energy, Inc.	527,494
889	DTE Energy Company	117,535
5,714	Duke Energy Corporation	638,025
1,801	Edison International	126,250
909	Entergy Corporation	106,126
2,789	Eversource Energy	245,962
7,672	Exelon Corporation	365,417
2,724	FirstEnergy Corporation	124,923
14,845	NextEra Energy, Inc.	1,257,519
3,940	PPL Corporation	112,526
4,039	Public Service Enterprise Group, Inc.	282,730
2,364	Sempra Energy	397,436
7,875	Southern Company (The)	571,016
2,470	WEC Energy Group, Inc.	246,531
3,911	Xcel Energy, Inc.	282,257
		6,336,347
	ELECTRICAL EQUIPMENT - 0.9%
1,815	AMETEK, Inc.	241,722
4,553	Amphenol Corporation, Class A	343,069
6,692	Carrier Global Corporation	306,962
1,470	Fortive Corporation	89,567
5,242	Johnson Controls International plc	343,717

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	ELECTRICAL EQUIPMENT - 0.9% (Continued)
1,302	Keysight Technologies, Inc.(a)	$ 205,677
3,129	Otis Worldwide Corporation	240,777
866	Rockwell Automation, Inc.	242,506
820	Roper Technologies, Inc.	387,228
2,356	TE Connectivity Ltd.	308,589
1,765	Trane Technologies plc	269,516
		2,979,330
	ENTERTAINMENT CONTENT - 0.8%
6,046	Activision Blizzard, Inc.	484,345
2,186	Electronic Arts, Inc.	276,551
13,855	Walt Disney Company (The)(a)	1,900,352
		2,661,248
	FOOD - 0.5%
2,354	Conagra Brands, Inc.	79,024
4,589	General Mills, Inc.	310,767
1,124	Hershey Company (The)	243,492
1,250	Kellogg Company	80,613
5,267	Kraft Heinz Company (The)	207,467
1,178	McCormick & Company, Inc.	117,564
10,632	Mondelez International, Inc., Class A	667,477
1,354	Tyson Foods, Inc., Class A	121,359
		1,827,763
	GAS & WATER UTILITIES - 0.1%
1,298	American Water Works Company, Inc.	214,858

	HEALTH CARE FACILITIES & SERVICES - 2.4%
1,802	Anthem, Inc.	885,178
4,470	Centene Corporation(a)	376,329
2,548	Cigna Corporation	610,526
9,842	CVS Health Corporation	996,109
1,855	HCA Healthcare, Inc.	464,900
942	Humana, Inc.	409,930
1,393	IQVIA Holdings, Inc.(a)	322,076
1,124	McKesson Corporation	344,090

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.4% (Continued)
7,892	UnitedHealth Group, Inc.	$ 4,024,684
		8,433,822
	HEALTH CARE REIT - 0.1%
3,243	Welltower, Inc.	311,782

	HOME CONSTRUCTION - 0.1%
2,637	DR Horton, Inc.	196,483

	HOUSEHOLD PRODUCTS - 1.2%
1,182	Church & Dwight Company, Inc.	117,467
515	Clorox Company (The)	71,600
6,447	Colgate-Palmolive Company	488,876
1,618	Estee Lauder Companies, Inc. (The), Class A	440,614
2,565	Kimberly-Clark Corporation	315,905
18,210	Procter & Gamble Company (The)	2,782,489
		4,216,951
	INDUSTRIAL REIT - 0.2%
5,777	Prologis, Inc.	932,870

	INDUSTRIAL SUPPORT SERVICES - 0.1%
4,200	Fastenal Company	249,480

	INFRASTRUCTURE REIT - 0.5%
3,490	American Tower Corporation	876,758
3,347	Crown Castle International Corporation	617,856
845	SBA Communications Corporation	290,765
		1,785,379
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
5,237	Bank of New York Mellon Corporation (The)	259,912
2,771	CME Group, Inc.	659,110
2,536	Goldman Sachs Group, Inc. (The)	837,134
4,323	Intercontinental Exchange, Inc.	571,155
10,678	Morgan Stanley	933,257

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.0% (Continued)
2,672	State Street Corporation	$ 232,785
		3,493,353
	INSURANCE - 2.1%
4,767	Aflac, Inc.	306,947
2,213	Allstate Corporation (The)	306,523
6,453	American International Group, Inc.	405,055
1,594	Aon PLC, CLASS A	519,054
1,636	Arthur J Gallagher & Company	285,646
7,184	Berkshire Hathaway, Inc., Class B(a)	2,535,304
2,725	Chubb Ltd.	582,878
3,775	Marsh & McLennan Companies, Inc.	643,336
4,846	MetLife, Inc.	340,577
4,467	Progressive Corporation (The)	509,193
2,869	Prudential Financial, Inc.	339,030
1,858	Travelers Companies, Inc. (The)	339,512
874	Willis Towers Watson plc	206,456
		7,319,511
	INTERNET MEDIA & SERVICES - 6.3%
2,446	Airbnb, Inc., CLASS A(a)	420,125
2,516	Alphabet, Inc., Class A(a)	6,997,876
2,308	Alphabet, Inc., Class C(a)	6,446,221
300	Booking Holdings, Inc.(a)	704,535
1,889	DoorDash, Inc., Class A(a)	221,372
1,052	Expedia Group, Inc.(a)	205,845
1,943	Match Group, Inc.(a)	211,282
19,464	Meta Platforms, Inc., Class A(a)	4,328,015
3,447	Netflix, Inc.(a)	1,291,212
9,616	Snap, Inc., Class A(a)	346,080
6,331	Twitter, Inc.(a)	244,946
11,057	Uber Technologies, Inc.(a)	394,514
420	VeriSign, Inc.(a)	93,433
		21,905,456
	LEISURE FACILITIES & SERVICES - 1.0%
197	Chipotle Mexican Grill, Inc.(a)	311,660

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	LEISURE FACILITIES & SERVICES - 1.0% (Continued)
2,028	Hilton Worldwide Holdings, Inc.(a)	$ 307,729
1,791	Las Vegas Sands Corporation(a)	69,616
1,997	Marriott International, Inc., Class A(a)	350,973
5,718	McDonald's Corporation	1,413,947
9,103	Starbucks Corporation	828,100
2,308	Yum! Brands, Inc.	273,567
		3,555,592
	MACHINERY - 0.6%
4,180	Caterpillar, Inc.	931,387
2,145	Deere & Company	891,162
946	Parker-Hannifin Corporation	268,437
629	Stanley Black & Decker, Inc.	87,928
		2,178,914
	MEDICAL EQUIPMENT & DEVICES - 3.4%
13,332	Abbott Laboratories	1,577,976
2,298	Agilent Technologies, Inc.	304,094
562	Align Technology, Inc.(a)	245,032
3,986	Baxter International, Inc.	309,074
2,208	Becton Dickinson and Company	587,328
11,158	Boston Scientific Corporation(a)	494,188
4,937	Danaher Corporation	1,448,170
711	DexCom, Inc.(a)	363,748
4,629	Edwards Lifesciences Corporation(a)	544,926
647	IDEXX Laboratories, Inc.(a)	353,948
1,223	Illumina, Inc.(a)	427,316
2,657	Intuitive Surgical, Inc.(a)	801,564
10,233	Medtronic PLC	1,135,351
172	Mettler-Toledo International, Inc.(a)	236,189
1,145	ResMed, Inc.	277,674
2,468	Stryker Corporation	659,820
3,068	Thermo Fisher Scientific, Inc.	1,812,113
593	West Pharmaceutical Services, Inc.	243,551
918	Zimmer Biomet Holdings, Inc.	117,412

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.4% (Continued)
90	Zimvie, Inc.(a)	$ 2,056
		11,941,530
	METALS & MINING - 0.3%
10,713	Freeport-McMoRan, Inc.	532,865
6,172	Newmont Corporation	490,365
		1,023,230
	OFFICE REIT - 0.1%
1,245	Alexandria Real Estate Equities, Inc.	250,556

	OIL & GAS PRODUCERS - 2.9%
1,647	Cheniere Energy, Inc.	228,357
14,656	Chevron Corporation	2,386,436
10,152	ConocoPhillips	1,015,200
4,973	Devon Energy Corporation	294,053
4,512	EOG Resources, Inc.	537,966
32,400	Exxon Mobil Corporation	2,675,917
2,250	Hess Corporation	240,840
14,797	Kinder Morgan, Inc.	279,811
4,672	Marathon Petroleum Corporation	399,456
6,951	Occidental Petroleum Corporation	394,400
3,358	ONEOK, Inc.	237,176
3,367	Phillips 66	290,875
1,618	Pioneer Natural Resources Company	404,549
3,219	Valero Energy Corporation	326,857
9,330	Williams Companies, Inc. (The)	311,715
		10,023,608
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
6,203	Baker Hughes Company	225,851
6,250	Halliburton Company	236,688
10,554	Schlumberger N.V.	435,985
		898,524
	REAL ESTATE SERVICES - 0.1%
2,672	CBRE Group, Inc., Class A(a)	244,541

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	RESIDENTIAL REIT - 0.2%
1,125	AvalonBay Communities, Inc.	$ 279,416
2,735	Equity Residential	245,931
254	Essex Property Trust, Inc.	87,752
		613,099
	RETAIL - CONSUMER STAPLES - 1.7%
3,407	Costco Wholesale Corporation	1,961,920
1,879	Dollar General Corporation	418,322
1,752	Dollar Tree, Inc.(a)	280,583
5,453	Kroger Company (The)	312,839
3,623	Target Corporation	768,873
5,805	Walgreens Boots Alliance, Inc.	259,890
11,054	Walmart, Inc.	1,646,161
		5,648,588
	RETAIL - DISCRETIONARY - 1.5%
151	AutoZone, Inc.(a)	308,732
1,109	Best Buy Company, Inc.	100,808
8,162	Home Depot, Inc. (The)	2,443,132
5,315	Lowe's Companies, Inc.	1,074,640
490	O'Reilly Automotive, Inc.(a)	335,630
2,683	Ross Stores, Inc.	242,704
8,566	TJX Companies, Inc. (The)	518,928
885	Tractor Supply Company	206,532
		5,231,106
	RETAIL REIT - 0.2%
4,570	Realty Income Corporation	316,701
2,637	Simon Property Group, Inc.	346,924
		663,625
	SELF-STORAGE REIT - 0.1%
1,201	Public Storage	468,726

	SEMICONDUCTORS - 4.7%
12,099	Advanced Micro Devices, Inc.(a)	1,322,905
3,962	Analog Devices, Inc.	654,443
6,569	Applied Materials, Inc.	865,794

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	SEMICONDUCTORS - 4.7% (Continued)
2,971	Broadcom, Inc.	$ 1,870,779
29,448	Intel Corporation	1,459,443
1,128	KLA Corporation	412,916
1,062	Lam Research Corporation	570,942
6,058	Marvell Technology, Inc.	434,419
4,020	Microchip Technology, Inc.	302,063
8,544	Micron Technology, Inc.	665,492
19,128	NVIDIA Corporation	5,219,266
8,343	QUALCOMM, Inc.	1,274,977
773	Skyworks Solutions, Inc.	103,025
6,887	Texas Instruments, Inc.	1,263,627
		16,420,091
	SOFTWARE - 8.8%
3,591	Adobe, Inc.(a)	1,636,131
726	Akamai Technologies, Inc.(a)	86,677
671	ANSYS, Inc.(a)	213,143
1,640	Autodesk, Inc.(a)	351,534
2,152	Cadence Design Systems, Inc.(a)	353,918
2,211	Cerner Corporation	206,861
1,752	Cloudflare, Inc., Class A(a)	209,714
1,566	Crowdstrike Holdings, Inc., Class A(a)	355,607
1,848	Datadog, Inc.(a)	279,917
730	DocuSign, Inc.(a)	78,198
1,050	Fortinet, Inc.(a)	358,827
2,168	Intuit, Inc.	1,042,461
63,770	Microsoft Corporation	19,660,929
433	Okta, Inc.(a)	65,366
11,760	Oracle Corporation	972,905
731	Palo Alto Networks, Inc.(a)	455,055
312	RingCentral, Inc., Class A(a)	36,570
7,316	Salesforce, Inc.(a)	1,553,333
1,525	ServiceNow, Inc.(a)	849,257
2,154	Snowflake, Inc.(a)	493,546
620	Splunk, Inc.(a)	92,138

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	SOFTWARE - 8.8% (Continued)
1,180	Synopsys, Inc.(a)	$ 393,259
1,322	Twilio, Inc., Class A(a)	217,879
1,060	Veeva Systems, Inc., Class A(a)	225,208
1,442	Workday, Inc., Class A(a)	345,301
490	Zoom Video Communications, Inc., Class A(a)	57,443
		30,591,177
	SPECIALTY FINANCE - 0.4%
4,346	American Express Company	812,703
3,291	Capital One Financial Corporation	432,075
2,117	Discover Financial Services	233,272
		1,478,050
	STEEL - 0.1%
1,988	Nucor Corporation	295,516

	TECHNOLOGY HARDWARE - 7.3%
128,759	Apple, Inc.	22,482,610
1,737	Arista Networks, Inc.(a)	241,408
30,098	Cisco Systems, Inc.	1,678,264
6,251	Corning, Inc.	230,724
7,915	HP, Inc.	287,315
1,332	Motorola Solutions, Inc.	322,610
		25,242,931
	TECHNOLOGY SERVICES - 4.2%
4,950	Accenture PLC, Class A	1,669,289
3,159	Automatic Data Processing, Inc.	718,799
3,181	Block, Inc., Class A(a)	431,344
4,160	Cognizant Technology Solutions Corporation, Class A	373,027
3,085	CoStar Group, Inc.(a)	205,492
1,025	Equifax, Inc.	243,028
4,615	Fidelity National Information Services, Inc.	463,438
4,494	Fiserv, Inc.(a)	455,692
341	FleetCor Technologies, Inc.(a)	84,929
2,284	Global Payments, Inc.	312,543
6,859	International Business Machines Corporation	891,807

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	TECHNOLOGY SERVICES - 4.2% (Continued)
809	Kyndryl Holdings, Inc.(a)	$ 10,614
213	MarketAxess Holdings, Inc.	72,463
6,551	Mastercard, Inc., Class A	2,341,196
1,250	Moody's Corporation	421,763
629	MSCI, Inc.	316,312
2,422	Paychex, Inc.	330,530
9,088	PayPal Holdings, Inc.(a)	1,051,027
2,597	S&P Global, Inc.	1,065,237
1,164	Verisk Analytics, Inc.	249,829
12,655	Visa, Inc., Class A	2,806,498
		14,514,857
	TELECOMMUNICATIONS - 1.0%
53,912	AT&T, Inc.	1,273,941
4,659	T-Mobile US, Inc.(a)	597,983
28,919	Verizon Communications, Inc.	1,473,133
		3,345,057
	TIMBER REIT - 0.1%
5,412	Weyerhaeuser Company	205,115

	TOBACCO & CANNABIS - 0.5%
14,264	Altria Group, Inc.	745,294
11,958	Philip Morris International, Inc.	1,123,335
		1,868,629
	TRANSPORTATION & LOGISTICS - 1.3%
16,928	CSX Corporation	633,954
1,830	FedEx Corporation	423,444
1,842	Norfolk Southern Corporation	525,375
891	Old Dominion Freight Line, Inc.	266,124
4,946	Union Pacific Corporation	1,351,296
5,636	United Parcel Service, Inc., Class B	1,208,697
		4,408,890
	TRANSPORTATION EQUIPMENT - 0.1%
1,148	Cummins, Inc.	235,467

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	TRANSPORTATION EQUIPMENT - 0.1% (Continued)
2,321	PACCAR, Inc.	$ 204,410
		439,877
	WHOLESALE - CONSUMER STAPLES - 0.2%
4,139	Archer-Daniels-Midland Company	373,586
3,812	Sysco Corporation	311,250
		684,836
	WHOLESALE - DISCRETIONARY - 0.1%
1,647	Copart, Inc.(a)	206,649

	TOTAL COMMON STOCKS (Cost $267,371,555)	278,282,280

Shares		Fair Value
	EXCHANGE-TRADED FUND — 18.0%
	EQUITY - 18.0%
950,000	ProShares Ultra S&P500	62,329,500

	TOTAL EXCHANGE-TRADED FUND (Cost $62,339,000)	62,329,500

	TOTAL INVESTMENTS - 98.3% (Cost $329,710,555)	$ 340,611,780
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	5,859,803
	NET ASSETS - 100.0%	$ 346,471,583

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	- Non-income producing security.